Transactions and Balances with Related Parties (Details) - Schedule of benefits to key management personnel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of benefits to key management personnel [Abstract]
Short-term benefits	$ 746	$ 948	$ 1,379
Cost of share-based payment	$ 91	$ 275	$ 520